General and Administrative expenses - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General and Administrative expenses
Insurance cover, for certain Directors and executives	$ 481,696	$ 387,864	$ 164,200